Derivative Instruments	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Derivative Instruments

Note 8: Derivative Instruments

Derivative instruments are financial contracts that derive their value from underlying changes in interest rates, foreign exchange rates or other financial or commodity prices or indices.

Derivative instruments are either regulated exchange-traded contracts or negotiated over-the-counter contracts. We use these instruments for trading purposes, as well as to manage our exposures, mainly to foreign currency and interest rate fluctuations, as part of our asset/liability management program.

Types of Derivatives

Swaps

Swaps are contractual agreements between two parties to exchange a series of cash flows. The various swap agreements that we enter into are as follows:

Interest rate swaps – counterparties generally exchange fixed and floating rate interest payments based on a notional value in a single currency.

Cross-currency swaps – fixed rate interest payments and principal amounts are exchanged in different currencies.

Cross-currency interest rate swaps – fixed and/or floating rate interest payments and principal amounts are exchanged in different currencies.

Commodity swaps – counterparties generally exchange fixed and floating rate payments based on a notional value of a single commodity.

Equity swaps – counterparties exchange the return on an equity security or a group of equity securities for the return based on a fixed or floating interest rate or the return on another equity security or group of equity securities.

Credit default swaps – one counterparty pays the other a fee in exchange for that other counterparty agreeing to make a payment if a credit event occurs, such as bankruptcy or failure to pay.

Total return swaps – one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.

Forwards and Futures

Forwards and futures are contractual agreements to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a specified price and date in the future.

Forwards are customized contracts transacted in the over-the-counter market. Futures are transacted in standardized amounts on regulated exchanges and are subject to daily cash margining.

Options

Options are contractual agreements that convey to the purchaser the right but not the obligation to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a fixed future date or at any time within a fixed future period.

For options written by us, we receive a premium from the purchaser for accepting market risk.

For options purchased by us, we pay a premium for the right to exercise the option. Since we have no obligation to exercise the option, our primary exposure to risk is the potential credit risk if the writer of an over-the-counter contract fails to meet the terms of the contract.

Caps, collars and floors are specialized types of written and purchased options. They are contractual agreements in which the writer agrees to pay the purchaser, based on a specified notional amount, the difference between the market rate and the prescribed rate of the cap, collar or floor. The writer receives a premium for selling this instrument.

A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap.

A future option is an option contract in which the underlying instrument is a single futures contract.

The main risks associated with these derivative instruments are related to exposure to movements in interest rates, foreign exchange rates, credit quality, value of the underlying financial instrument or commodity, as applicable, and the possible inability of counterparties to meet the terms of the contracts.

Embedded Derivatives

From time to time, we purchase or issue financial instruments containing embedded derivatives. The embedded derivative in financial liabilities is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not closely related to those of the host contract, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not measured at fair value. To the extent that we cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value, with changes in fair value reflected in income. Embedded derivatives in certain of our equity linked notes are accounted for separately from the host instrument.

Contingent Features

Certain over-the-counter derivative instruments contain provisions that link the amount of collateral we are required to post or pay to our credit ratings (as determined by the major credit rating agencies). If our credit ratings were to be downgraded, certain counterparties to these derivative instruments could demand immediate and ongoing collateralization on derivative liability positions or request immediate payment. The aggregate fair value of all derivative instruments with collateral posting requirements that were in a liability position on October 31, 2018 was $2,860 million ($3,866 million in 2017), for which we have posted collateral of $2,963 million ($4,223 million in 2017).

Risks Hedged

Interest Rate Risk

We manage interest rate risk through interest rate futures, interest rate swaps and options, which are linked to and adjust the interest rate sensitivity of a specific asset, liability, forecasted transaction or firm commitment, or a specific pool of transactions with similar risk characteristics.

Foreign Currency Risk

We manage foreign currency risk through currency futures, foreign currency options, cross-currency swaps, foreign exchange spot transactions, forward contracts and deposits denominated in foreign currencies.

Equity Price Risk

We manage equity price risk through total return swaps.

Trading Derivatives

Trading derivatives include derivatives entered into with customers to accommodate their risk management needs, market-making to facilitate customer-driven demand for derivatives, derivatives transacted on a limited basis to generate trading income from our principal trading positions and certain derivatives that are executed as part of our risk management strategy that do not qualify as hedges for accounting purposes (“economic hedges”).

We structure and market derivative products to enable customers to transfer, modify or reduce current or expected risks.

Principal trading activities include market-making and positioning activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. Positioning activities involve managing market risk positions with the expectation of profiting from favourable movements in prices, rates or indices.

Trading derivatives are recorded at fair value. Realized and unrealized gains and losses are recorded in trading revenues in our Consolidated Statement of Income. Unrealized gains on trading derivatives are recorded as derivative instrument assets and unrealized losses are recorded as derivative instrument liabilities in our Consolidated Balance Sheet.

We may also economically hedge a portion of our U.S. dollar earnings through forward foreign exchange contracts and/or options to minimize fluctuations in our consolidated net income due to the translation of our U.S. dollar earnings. These contracts are recorded at fair value, with changes in fair value recorded in non-interest revenue, trading revenues, in our Consolidated Statement of Income.

Fair Value of Trading and Hedging Derivatives

Fair value represents point-in-time estimates that may change in subsequent reporting periods due to market conditions or other factors. A discussion of the fair value measurement of derivatives is included in Note 17.

Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2018			2017
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	7,795	(6,419)	1,376	8,390	(7,027)	1,363
Forward rate agreements	36	(10)	26	41	–	41
Futures	2	(3)	(1)	–	–	–
Purchased options	425	–	425	444	–	444
Written options	–	(273)	(273)	–	(329)	(329)
Foreign Exchange Contracts
Cross-currency swaps	2,362	(1,678)	684	2,687	(1,752)	935
Cross-currency interest rate swaps	4,977	(6,057)	(1,080)	8,103	(9,051)	(948)
Forward foreign exchange contracts	4,335	(2,817)	1,518	4,954	(3,178)	1,776
Purchased options	241	–	241	267	–	267
Written options	–	(228)	(228)	–	(270)	(270)
Commodity Contracts
Swaps	1,559	(1,084)	475	726	(717)	9
Futures	17	–	17	–	–	–
Purchased options	484	–	484	352	–	352
Written options	–	(372)	(372)	–	(357)	(357)
Equity Contracts	2,158	(2,402)	(244)	1,388	(3,386)	(1,998)
Credit Default Swaps
Purchased	1	(36)	(35)	–	(54)	(54)
Written	9	(1)	8	7	(1)	6
Total fair value – trading derivatives	24,401	(21,380)	3,021	27,359	(26,122)	1,237
Hedging
Interest Rate Contracts
Cash flow hedges – swaps	18	(1,261)	(1,243)	78	(558)	(480)
Fair value hedges – swaps	701	(668)	33	274	(402)	(128)
Total swaps	719	(1,929)	(1,210)	352	(960)	(608)
Foreign Exchange Contracts
Cash flow hedges	1,084	(1,074)	10	1,202	(722)	480
Total foreign exchange contracts	1,084	(1,074)	10	1,202	(722)	480
Equity Contracts
Cash flow hedges	–	(28)	(28)	38	–	38
Total equity contracts	–	(28)	(28)	38	–	38
Total fair value – hedging derivatives (1)	1,803	(3,031)	(1,228)	1,592	(1,682)	(90)
Total fair value – trading and hedging derivatives	26,204	(24,411)	1,793	28,951	(27,804)	1,147
Less: impact of master netting agreements	(15,575)	15,575	–	(19,909)	19,909	–
Total	10,629	(8,836)	1,793	9,042	(7,895)	1,147

(1)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Assets are shown net of liabilities to customers where we have a legally enforceable right to offset amounts and we intend to settle contracts on a net basis.

Notional Amounts of Trading Derivatives

The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2018			2017
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	3,684,763	3,684,763	–	3,073,490	3,073,490
Forward rate agreements	–	411,573	411,573	–	195,142	195,142
Purchased options	26,629	35,023	61,652	10,407	29,107	39,514
Written options	16,511	48,721	65,232	9,284	37,247	46,531
Futures	192,482	–	192,482	89,053	–	89,053
Total interest rate contracts	235,622	4,180,080	4,415,702	108,744	3,334,986	3,443,730
Foreign Exchange Contracts
Cross-currency swaps	–	57,226	57,226	–	50,534	50,534
Cross-currency interest rate swaps	–	449,187	449,187	–	430,808	430,808
Forward foreign exchange contracts	–	463,743	463,743	–	392,924	392,924
Purchased options	2,625	21,468	24,093	6,001	23,812	29,813
Written options	1,420	24,018	25,438	1,249	29,101	30,350
Futures	739	–	739	794	–	794
Total foreign exchange contracts	4,784	1,015,642	1,020,426	8,044	927,179	935,223
Commodity Contracts
Swaps	–	24,366	24,366	–	18,713	18,713
Purchased options	3,303	6,182	9,485	5,031	7,080	12,111
Written options	4,909	4,233	9,142	6,896	4,905	11,801
Futures	33,104	–	33,104	28,139	–	28,139
Total commodity contracts	41,316	34,781	76,097	40,066	30,698	70,764
Equity Contracts	33,687	52,725	86,412	14,253	63,184	77,437
Credit Default Swaps
Purchased	–	3,047	3,047	–	2,658	2,658
Written	–	443	443	–	448	448
Total	315,409	5,286,718	5,602,127	171,107	4,359,153	4,530,260

Derivatives Used in Hedge Accounting

In accordance with our risk management strategy, we enter into various derivative contracts to hedge our interest rate, foreign currency and equity price exposures. In addition, we use deposits to hedge foreign currency exposure in our net investment in foreign operations. To the extent these instruments qualify for hedge accounting, we designate them in accounting hedge relationships. Our structural market risk strategies, including our approach to managing interest rate and foreign exchange risk, are included in the blue-tinted font in the Structural (Non-Trading) Market Risk section of Management’s Discussion and Analysis on page 98 of this report. In addition, our exposure to foreign exchange rate risk is discussed in the Foreign Exchange Risk section of Management’s Discussion and Analysis on page 99. Our exposure to equity price risk and our approach to managing it are discussed in the “other share-based compensation, mid-term incentive plans” section of Note 20.

By using derivatives to hedge exposures to interest rates, foreign currency exchange rates, and equity prices, we are also exposed to the credit risk of the derivative counterparty. We mitigate credit risk by entering into transactions with high-quality counterparties, requiring the counterparties to post collateral, entering into master netting agreements, or settling through centrally cleared counterparties.

In order to qualify as an accounting hedge, the hedging relationship must be designated and formally documented at its inception, detailing the particular risk management objective and strategy for the hedge and the specific asset, liability or cash flow being hedged, as well as how effectiveness is being assessed. Changes in the fair value of the derivative must be highly effective in offsetting changes in the fair value or changes in the amount of future cash flows of the hedged item. We evaluate hedge effectiveness at the inception of the hedging relationship and on an ongoing basis, retrospectively and prospectively, primarily using a quantitative statistical regression analysis. We consider a hedging relationship highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8; the slope of the regression is within a 0.8 to 1.25 range; and the confidence level of the slope is at least 95%. The practice is different for our net investment hedge, discussed in the Net Investment Hedges section below.

Any ineffectiveness in the hedging relationship is recognized as it arises in non-interest revenue, other, in our Consolidated Statement of Income.

The following table outlines the notional amounts and average rates of derivatives and the carrying amount of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

	(Canadian $ in millions, except as noted)							2018
		Remaining term to maturity						Total
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years		Over 10 years
	Cash Flow Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	5,252	22,976	30,790	14,751		–	73,769
	Average fixed interest rate	1.66%	1.67%	2.60%	2.42%		–	2.21%
	Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (1)
CAD-USD pair	Notional amount	3,939	10,572	11,781	2,576		251	29,119
	Average fixed interest rate	1.31%	1.20%	2.01%	1.27%		3.02%	1.57%
	Average exchange rate: CAD-USD	1.3347	1.3035	1.2923	1.1871		1.3122	1.2930
CAD-EUR pair	Notional amount	3,804	8,726	8,618	–		201	21,349
	Average fixed interest rate	1.74%	2.10%	2.26%	–		2.97%	2.11%
	Average exchange rate: CAD-EUR	1.5217	1.4685	1.4999	–		1.4870	1.4908
Other currency pairs (2)	Notional amount	–	1,817	4,427	109		–	6,353
	Average fixed interest rate	–	2.05%	2.80%	2.98%		–	2.59%
	Average exchange rate: CAD-Non USD/EUR	–	1.4361	1.3338	0.1696	(3)	–	1.3430
	Equity price risk – Total return swap
	Notional amount	381	–	–	–		–	381
	Fair Value Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	14,516	21,919	22,928	14,101		–	73,464
	Average fixed interest rate	1.81%	2.16%	2.29%	2.36%		–	2.17%
	Net Investment Hedges
	Foreign exchange risk
	USD denominated deposit – carrying amount	6,596	–	–	–		–	6,596
	GBP denominated deposit – carrying amount	473	–	–	–		–	473

(1)

Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a EURO-USD cross-currency swap split into EURO-CAD and CAD-USD cross-currency swaps). The relevant notional amount is grossed up in this table as the cross-currency swaps are disclosed by CAD-foreign currency pair.

(2)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.
(3)	Includes one CAD-HKD cross-currency swap.

Cash Flow Hedges

Cash flow hedges modify exposure to variability in cash flows for variable interest rate bearing instruments, foreign currency denominated assets and liabilities and certain cash-settled share-based payment grants subject to equity price risk. We use interest rate swaps with or without embedded options, cross-currency swaps, and total return swaps to hedge this variability. We hedge the full amount of foreign exchange risk, but interest rate risk is hedged only to the extent of benchmark interest rates. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example London Interbank Offered Rate (“LIBOR”) or Bankers’ Acceptances (“BA”) rate.

We determine the amount of the exposure to which hedge accounting is applied by assessing the potential impact of changes in interest rates, foreign exchange rates, and equity prices on the future cash flows of floating rate loans and deposits, foreign currency denominated assets and liabilities and certain cash-settled share-based payments. This assessment is performed using analytical techniques, such as simulation, sensitivity analysis, stress testing and gap analysis.

We record interest that we pay or receive on these cash flow hedge derivatives as an adjustment to net interest income in our Consolidated Statement of Income over the life of the hedge.

To the extent that changes in the fair value of the derivative offset changes in the fair value of the hedged item for the designated hedged risk, they are recorded in other comprehensive income. Hedge ineffectiveness, the portion of the change in fair value of the derivative that does not offset changes in the fair value of the hedged item, is recorded directly in non-interest revenue, other, in our Consolidated Statement of Income as it arises.

For cash flow hedges that are discontinued before the end of the original hedge term, the cumulative unrealized gain or loss recorded in other comprehensive income is amortized to our Consolidated Statement of Income in net interest income for interest rate swaps and in employee compensation for total return swaps as the hedged item is recorded in earnings. The entire unrealized gain or loss is recognized immediately in net interest income in our Consolidated Statement of Income, if the hedged item is sold or settled. We do not terminate our foreign exchange hedges before maturity.

Under cash flow hedges, we use a hypothetical derivative to measure the hedged risk of floating rate loans, deposits, foreign currency denominated assets and liabilities, or share-based payment grants. This hypothetical derivative matches the critical terms of the hedged items identically, and it perfectly offsets the hedged cash flow.

In our cash flow hedge relationships, the main sources of ineffectiveness are differences in interest rate indices, tenor and reset/settlement frequencies between the hedging instrument and the hedged item.

Net Investment Hedges

Net investment hedges mitigate our exposure to foreign currency exchange rate fluctuations related to our net investment in foreign operations.

Deposits denominated in foreign currencies are designated as a hedging instrument for a portion of the net investment in foreign operations. The foreign currency translation of our net investment in foreign operations and the effective portion of the corresponding hedging instrument are recorded in unrealized gains (losses) on translation of net foreign operations in other comprehensive income.

Effectiveness of our net investment hedge is determined by using the dollar offset method with spot foreign currency rates. As the notional amount of the deposits and the hedged net investment in foreign operations are the same, there is no source of ineffectiveness in these hedging relationships.

For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the year ended October 31, 2018.

					2018
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	18	(1,261)	(1,685)	1,687	(4)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,084	(1,074)	(459)	459	–
Equity price risk – Total return swaps	–	(28)	24	(24)	–
	1,102	(2,363)	(2,120)	2,122	(4)

Net investment hedges
Foreign exchange risk – Deposit liabilities		(7,069)	(211)	211	–
Total	1,102	(9,432)	(2,331)	2,333	(4)

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.

For cash flow hedges and net investment hedges, the following table contains information related to impacts on the Consolidated Statement of Other Comprehensive Income, on a pre-tax basis for the year ended October 31, 2018.

							2018
						Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	AOCI as at November 1, 2017	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	AOCI as at October 31, 2018		Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(597)	(1,681)	67	(2,211)		(1,348)	(863)
Foreign exchange risk	298	(3)	456	751		751	–
Equity price risk	72	24	(66)	30		30	–
	(227)	(1,660)	457	(1,430	) (1)	(567)	(863)

Net investment hedges
Foreign exchange risk	(1,580)	(211)	–	(1,791)		(1,791)	–
Total	(1,807)	(1,871)	457	(3,221)		(2,358)	(863)

(1)	Tax balance related to cash flow hedge AOCI is $356 million as at October 31, 2018.

Fair Value Hedges

Fair value hedges modify exposure to changes in a fixed rate instrument’s fair value caused by changes in interest rates. These hedges economically convert fixed rate assets and liabilities to floating rate. We use interest rate swaps to hedge interest rate risk, including benchmark interest rates, inherent in fixed rate securities, a portfolio of mortgages, deposits and subordinated debt.

Any fixed rate assets or liabilities that are part of a hedging relationship are adjusted for the change in value of the risk being hedged. To the extent that the change in the fair value of the derivative does not offset changes in the fair value of the hedged item for the risk being hedged, the net amount (hedge ineffectiveness) is recorded directly in non-interest revenue, other, in our Consolidated Statement of Income.

For fair value hedges that are discontinued, we cease adjusting the hedged item. The cumulative fair value adjustment of the hedged item is then amortized to net interest income over the hedged item’s remaining term to maturity. If the hedged item is sold or settled, the cumulative fair value adjustment is included in the gain or loss on sale or settlement.

In our fair value hedge relationships, the main sources of ineffectiveness are the counterparty effect and our own credit risk on the fair value of the swap, and the difference in terms such as fixed interest rate or reset/settlement frequency between the swap and the hedged item.

The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the year are as follows:

(Canadian $ in millions )								2018
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (Losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	701	(668)
FVOCI securities and loans	–	–	850	(843)	7	36,722	(1,160)	–
Deposits and subordinated debt	–	–	(764)	761	(3)	(34,375)	719	436
Total	701	(668)	86	(82)	4	2,347	(441)	436

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)

Represents the carrying value on the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

Comparative Information

During 2017, net losses of $1,161 million related to the effective portion of cash flow hedges were recognized in OCI. A gain of $188 million related to cash flow hedges was transferred from equity to income in interest income or interest expense. Net ineffectiveness recognized on cash flow hedges during 2017 was a loss of $7 million.

Included within non-interest revenue, other, is a fair value loss of $200 million on derivatives held in qualifying fair value hedging relationships, and a gain of $193 million representing net increases in the fair value of the hedged item attributable to the hedged risk.

Derivative-Related Market Risk

Derivative instruments are subject to market risk. Market risk arises from the potential for a negative impact on the balance sheet and/or statement of income due to adverse changes in the value of derivative instruments as a result of changes in certain market variables. These variables include interest rates, foreign exchange rates, equity and commodity prices and their implied volatilities, as well as credit spreads, credit migration and default. We strive to limit market risk by employing comprehensive governance and management processes for all market risk-taking activities.

Derivative-Related Credit Risk

Over-the-counter derivative instruments are subject to credit risk arising from the possibility that counterparties may default on their obligations. The credit risk associated with a derivative is normally a small fraction of the notional amount of the derivative instrument. Derivative contracts generally expose us to potential credit loss if changes in market rates affect the counterparty’s position unfavourably and the counterparty defaults on payment. The credit risk is represented by the positive fair value of the derivative instrument. We strive to limit credit risk by dealing with counterparties that we believe are creditworthy, and we manage our credit risk for derivatives using the same credit risk process that is applied to loans and other credit assets.

We also pursue opportunities to reduce our exposure to credit losses on derivative instruments, including through collateral and by entering into master netting agreements with counterparties. The credit risk associated with favourable contracts is mitigated by legally enforceable master netting agreements to the extent that unfavourable contracts with the same counterparty must be settled concurrently with favourable contracts.

Exchange-traded derivatives have limited potential for credit exposure, as they are settled net daily with each exchange.

Terms used in the credit risk table below are as follows:

Replacement cost represents the cost of replacing all contracts that have a positive fair value, determined using current market rates. It represents in effect the unrealized gains on our derivative instruments. Replacement costs disclosed below represent the net of the asset and liability to a specific counterparty where we have a legally enforceable right to offset the amount owed to us with the amount owed by us and we intend either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Credit risk equivalent represents the total replacement cost plus an amount representing the potential future credit exposure, as outlined in OSFI’s Capital Adequacy Guideline.

Risk-weighted assets represent the credit risk equivalent, weighted on the basis of the creditworthiness of the counterparty, and considering collateral, netting and other credit risk mitigants, as prescribed by OSFI.

(Canadian $ in millions)			2018			2017
	Replacement cost	Credit risk equivalent	Risk-weighted assets	Replacement cost	Credit risk equivalent	Risk-weighted assets
Interest Rate Contracts
Swaps	8,514	10,699	–	8,742	11,603	–
Forward rate agreements	36	34	–	41	42	–
Purchased options	409	393	–	440	381	–
Total interest rate contracts	8,959	11,126	704	9,223	12,026	1,537
Foreign Exchange Contracts
Cross-currency swaps	3,270	7,832	–	3,727	8,345	–
Cross-currency interest rate swaps	5,035	14,909	–	8,157	17,210	–
Forward foreign exchange contracts	4,453	8,373	–	5,062	8,389	–
Purchased options	225	424	–	250	420	–
Total foreign exchange contracts	12,983	31,538	2,544	17,196	34,364	2,701
Commodity Contracts
Swaps	1,559	4,450	–	726	2,971	–
Purchased options	335	1,108	–	120	1,034	–
Total commodity contracts	1,894	5,558	1,188	846	4,005	971
Equity Contracts	1,585	4,332	431	1,322	4,750	461
Credit Default Swaps	10	55	83	7	46	27
Total derivatives	25,431	52,609	4,950	28,594	55,191	5,697
Less: impact of master netting agreements	(15,575)	(29,170)	–	(19,909)	(33,025)	–
Total	9,856	23,439	4,950	8,685	22,166	5,697

The total derivatives and the impact of master netting agreements for replacement cost do not include exchange-traded derivatives with a fair value of $773 million as at October 31, 2018 ($357 million in 2017).

Transactions are conducted with counterparties in various geographic locations and industry sectors. Set out below is the replacement cost of contracts with customers located in the following countries, based on country of ultimate risk:

(Canadian $ in millions, except as noted)	Before master netting agreements				After master netting agreements
	2018		2017		2018		2017
Canada	13,449	53%	15,447	54%	4,901	50%	5,045	58%
United States	5,446	21%	7,149	25%	2,102	21%	1,940	22%
United Kingdom	1,181	5%	1,079	4%	315	3%	182	2%
Other countries (1)	5,355	21%	4,919	17%	2,538	26%	1,518	18%
Total	25,431	100%	28,594	100%	9,856	100%	8,685	100%

(1)	No other country represented 15% or more of our replacement cost in 2018 or 2017.

Transactions are conducted with various counterparties. Set out below is the replacement cost of contracts (before the impact of master netting agreements) with customers in the following industries:

As at October 31, 2018 (Canadian $ in millions)	Interest rate contracts	Foreign exchange contracts	Commodity contracts	Equity contracts	Credit default swaps	Total
Financial institutions	6,509	10,238	360	1,219	10	18,336
Governments	1,694	1,478	56	–	–	3,228
Natural resources	3	27	432	–	–	462
Energy	93	641	727	–	–	1,461
Other	660	599	319	366	–	1,944
Total	8,959	12,983	1,894	1,585	10	25,431

As at October 31, 2017 (Canadian $ in millions)	Interest rate contracts	Foreign exchange contracts	Commodity contracts	Equity contracts	Credit default swaps	Total
Financial institutions	6,063	13,898	227	1,141	7	21,336
Governments	1,895	1,202	66	–	–	3,163
Natural resources	–	22	74	–	–	96
Energy	155	479	226	–	–	860
Other	1,110	1,595	253	181	–	3,139
Total	9,223	17,196	846	1,322	7	28,594

Term to Maturity

Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2018	2017
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,404,557	707,683	1,167,568	514,392	37,797	3,831,997	3,202,365
Forward rate agreements, futures and options	608,132	100,756	13,885	7,897	269	730,939	370,240
Total interest rate contracts	2,012,689	808,439	1,181,453	522,289	38,066	4,562,936	3,572,605
Foreign Exchange Contracts
Cross-currency swaps	12,466	36,718	24,980	15,413	3,339	92,916	85,586
Cross-currency interest rate swaps	118,783	147,231	97,828	72,857	18,533	455,232	434,210
Forward foreign exchange contracts, futures and options	512,002	9,283	1,148	134	26	522,593	463,665
Total foreign exchange contracts	643,251	193,232	123,956	88,404	21,898	1,070,741	983,461
Commodity Contracts
Swaps	6,234	14,885	2,875	372	–	24,366	18,713
Futures and options	21,910	25,587	3,530	704	–	51,731	52,051
Total commodity contracts	28,144	40,472	6,405	1,076	–	76,097	70,764
Equity Contracts	72,922	7,953	3,873	1,680	366	86,794	77,781
Credit Contracts	746	248	1,262	1,083	151	3,490	3,106
Total notional amount	2,757,752	1,050,344	1,316,949	614,532	60,481	5,800,058	4,707,717